Vessels, net	6 Months Ended
Jun. 30, 2020
Vessels, net [Abstract]
Vessels, net

5    Vessels, net

       The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry docking costs	Net Book Value
Balance at January 1, 2020	149,579	(101,858)	7,600	(7,079)	48,242
Additions	-	-	1,500	-	1,500
Impairment loss	(4,615)	-	-	-	(4,615)
Depreciation & Amortization	-	(1,104)	-	(856)	(1,960)
Balance at June 30, 2020	144,964	(102,962)	9,100	(7,935)	43,167

During the first quarter of 2020, the Company concluded that the recoverable amounts of its vessels were lower than their respective carrying amounts and recognized an impairment loss of $4,615. No impairment was recognized for the second quarter of 2020.

The impairment loss is analysed by vessel is as follows:

Vessel
m/v River Globe	(332)
m/v Sky Globe	(1,231)
m/v Star Globe	(460)
m/v Sun Globe	(2,013)
m/v Moon Globe	(579)
Impairment loss	(4,615)